First Quarter Report
October 31, 2023 (Unaudited)
Columbia Disciplined Core Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Disciplined Core Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 8.8%
Interactive Media & Services 8.7%
Alphabet, Inc., Class A(a)	1,600,860	198,634,709
Meta Platforms, Inc., Class A(a)	445,298	134,154,928
Total		332,789,637
Media 0.1%
Fox Corp., Class A	187,032	5,683,903
Total Communication Services		338,473,540
Consumer Discretionary 10.5%
Automobiles 0.8%
Tesla, Inc.(a)	143,097	28,739,601
Broadline Retail 3.1%
Amazon.com, Inc.(a)	530,136	70,555,800
eBay, Inc.	1,224,457	48,035,448
Total		118,591,248
Hotels, Restaurants & Leisure 2.5%
Booking Holdings, Inc.(a)	20,285	56,586,225
MGM Resorts International	437,470	15,276,452
Royal Caribbean Cruises Ltd.(a)	301,988	25,587,443
Total		97,450,120
Household Durables 1.9%
Lennar Corp., Class A	386,843	41,268,411
PulteGroup, Inc.	437,970	32,230,213
Total		73,498,624
Specialty Retail 2.2%
Best Buy Co., Inc.	499,254	33,360,152
O’Reilly Automotive, Inc.(a)	17,393	16,183,143
TJX Companies, Inc. (The)	398,954	35,135,879
Total		84,679,174
Total Consumer Discretionary		402,958,767
Consumer Staples 6.4%
Consumer Staples Distribution & Retail 2.4%
Walmart, Inc.	562,390	91,900,150
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.9%
Archer-Daniels-Midland Co.	798,995	57,184,072
General Mills, Inc.	255,372	16,660,469
Total		73,844,541
Household Products 0.3%
Procter & Gamble Co. (The)	74,036	11,107,621
Tobacco 1.8%
Altria Group, Inc.	1,689,421	67,864,042
Total Consumer Staples		244,716,354
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
Exxon Mobil Corp.	516,583	54,680,311
Marathon Petroleum Corp.	410,253	62,050,766
Valero Energy Corp.	422,107	53,607,589
Total		170,338,666
Total Energy		170,338,666
Financials 12.2%
Banks 2.8%
Citigroup, Inc.	1,729,453	68,296,099
Wells Fargo & Co.	944,753	37,572,827
Total		105,868,926
Capital Markets 2.1%
CME Group, Inc.	115,940	24,748,552
State Street Corp.	860,235	55,596,988
Total		80,345,540
Consumer Finance 0.6%
Synchrony Financial	821,243	23,035,866
Financial Services 3.6%
Fiserv, Inc.(a)	449,931	51,179,651
MasterCard, Inc., Class A	119,271	44,887,641
Visa, Inc., Class A	176,474	41,489,038
Total		137,556,330
2	Columbia Disciplined Core Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.1%
Marsh & McLennan Companies, Inc.	410,776	77,903,668
MetLife, Inc.	709,342	42,567,614
Total		120,471,282
Total Financials		467,277,944
Health Care 12.9%
Biotechnology 2.6%
AbbVie, Inc.	253,238	35,752,141
Amgen, Inc.	28,575	7,306,627
BioMarin Pharmaceutical, Inc.(a)	127,372	10,374,449
Regeneron Pharmaceuticals, Inc.(a)	27,190	21,205,209
Vertex Pharmaceuticals, Inc.(a)	67,560	24,464,152
Total		99,102,578
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	542,684	51,310,772
Align Technology, Inc.(a)	155,731	28,746,385
Hologic, Inc.(a)	722,755	47,824,699
Medtronic PLC	264,100	18,634,896
Total		146,516,752
Health Care Providers & Services 3.7%
Cardinal Health, Inc.	735,899	66,966,809
CVS Health Corp.	81,804	5,645,294
Humana, Inc.	132,383	69,327,653
Total		141,939,756
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	1,313,292	67,673,937
Viatris, Inc.	4,310,211	38,360,878
Total		106,034,815
Total Health Care		493,593,901
Industrials 8.3%
Aerospace & Defense 1.6%
Lockheed Martin Corp.	138,626	63,024,925
Air Freight & Logistics 1.7%
FedEx Corp.	270,382	64,918,718
Building Products 0.3%
Masco Corp.	204,962	10,676,470
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.0%
Caterpillar, Inc.	236,473	53,454,722
Parker-Hannifin Corp.	163,038	60,146,348
Total		113,601,070
Professional Services 1.7%
Automatic Data Processing, Inc.	295,917	64,575,008
Total Industrials		316,796,191
Information Technology 28.2%
Communications Equipment 2.4%
Cisco Systems, Inc.	1,736,136	90,504,770
Semiconductors & Semiconductor Equipment 6.2%
Applied Materials, Inc.	57,216	7,572,538
Lam Research Corp.	123,795	72,818,695
NVIDIA Corp.	229,597	93,629,656
QUALCOMM, Inc.	590,302	64,337,015
Total		238,357,904
Software 12.2%
Adobe, Inc.(a)	182,041	96,856,734
Autodesk, Inc.(a)	328,910	65,002,483
Fortinet, Inc.(a)	795,045	45,452,723
Microsoft Corp.(b)	775,452	262,188,076
Total		469,500,016
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	1,658,370	283,199,845
Total Information Technology		1,081,562,535
Materials 2.6%
Chemicals 1.3%
CF Industries Holdings, Inc.	269,538	21,503,742
Mosaic Co. (The)	836,838	27,180,498
Total		48,684,240
Metals & Mining 1.3%
Nucor Corp.	115,395	17,054,227
Steel Dynamics, Inc.	318,741	33,949,104
Total		51,003,331
Total Materials		99,687,571

Columbia Disciplined Core Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.1%
Hotel & Resort REITs 0.5%
Host Hotels & Resorts, Inc.	1,198,554	18,553,616
Specialized REITs 1.6%
SBA Communications Corp.	303,592	63,338,399
Total Real Estate		81,892,015
Utilities 2.1%
Electric Utilities 2.1%
American Electric Power Co., Inc.	668,949	50,532,407
Evergy, Inc.	513,082	25,212,849
PG&E Corp.(a)	350,222	5,708,619
Total		81,453,875
Total Utilities		81,453,875
Total Common Stocks (Cost $2,883,990,612)		3,778,751,359

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(c),(d)	57,693,097	57,675,789
Total Money Market Funds (Cost $57,664,958)		57,675,789
Total Investments in Securities (Cost: $2,941,655,570)		3,836,427,148
Other Assets & Liabilities, Net		698,509
Net Assets		3,837,125,657

At October 31, 2023, securities and/or cash totaling $7,100,310 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	312	12/2023	USD	65,711,100	—	(4,019,119)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	67,821,456	91,916,033	(102,067,258)	5,558	57,675,789	3,021	944,442	57,693,097
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Core Fund | First Quarter Report 2023

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT177_07_N01_(12/23)